CONSOLIDATED FINANCIAL STATEMENTS (Details Textual) ₡ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 01, 2029 USD ($)	Dec. 24, 2018 USD ($)	Aug. 03, 2018 USD ($)	May 07, 2018 USD ($)	May 07, 2018 CRC (₡)
Statement [Line Items]
Capital commitments		$ 2,711
Acquired Price Paid	$ 168,680
Annual Volume Assets Installation	309,000
Impregnation Lines Annual Installation	$ 28,900
Recognised proft or loss		21,674	$ 14,213	$ 0
Maderas Arauco Costa Rica SA [Member]
Statement [Line Items]
Capital commitments						$ 300		$ 18	₡ 10,000
Arauco Wood China [Member]
Statement [Line Items]
Capital commitments		150					$ 500
Corporation Prime Line Inc [Member]
Statement [Line Items]
Acquired Price Paid					$ 12,626
Goodwill Transaction					$ 732
MDF Line [Member]
Statement [Line Items]
Volume Of Assets Acquired	339,000
Melamine [Member]
Statement [Line Items]
Volume Of Assets Acquired	220,000
Arauco [Member]
Statement [Line Items]
Recognised proft or loss		$ 21,674
Chemical Plant [Member]
Statement [Line Items]
Capacity of plant	60,000
Formaldehyde [Member]
Statement [Line Items]
Capacity of plant	60,600